First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 89.1%
	Aerospace & Defense – 0.9%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$143,610
2,598,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	2,575,773
2,579,000	TransDigm, Inc. (a) (b)	6.75%	08/15/28	2,591,264
				5,310,647
	Agricultural Products & Services – 0.1%
623,000	Lamb Weston Holdings, Inc. (a) (b)	4.88%	05/15/28	588,941
	Apparel Retail – 0.8%
4,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	3,528,698
1,146,000	Nordstrom, Inc. (b)	4.38%	04/01/30	916,800
				4,445,498
	Application Software – 1.9%
2,239,000	Alteryx, Inc. (a) (b)	8.75%	03/15/28	2,162,650
5,755,000	GoTo Group, Inc. (a) (b)	5.50%	09/01/27	3,374,240
3,000,000	McAfee Corp. (a) (b)	7.38%	02/15/30	2,627,439
1,513,000	Open Text Holdings, Inc. (a) (b)	4.13%	12/01/31	1,257,352
1,576,000	RingCentral, Inc. (a) (b)	8.50%	08/15/30	1,553,834
				10,975,515
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co. (b)	9.63%	04/22/30	3,899,621
	Automotive Retail – 0.1%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	73,774
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	317,380
				391,154
	Broadcasting – 13.8%
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,227,918
8,201,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	7,369,496
3,409,000	Gray Television, Inc. (a) (b)	4.75%	10/15/30	2,383,706
13,053,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	9,051,907
22,177,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	20,865,073
3,150,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	2,766,728
611,000	Scripps Escrow II, Inc. (a) (b)	3.88%	01/15/29	491,198
17,974,000	Sinclair Television Group, Inc. (a) (b)	5.63%	02/15/27	14,757,835
7,069,000	Sirius XM Radio, Inc. (a) (b)	3.13%	09/01/26	6,387,548
343,000	Sirius XM Radio, Inc. (a) (b)	5.50%	07/01/29	309,169
8,350,000	Tegna Inc. (b)	4.63%	03/15/28	7,489,225
2,027,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	1,964,432
				79,064,235
	Building Products – 0.3%
588,000	Beacon Roofing Supply, Inc (a) (b)	6.50%	08/01/30	581,532
574,000	Standard Industries, Inc. (a) (b)	4.75%	01/15/28	529,230
858,000	Standard Industries, Inc. (a) (b)	4.38%	07/15/30	736,340
				1,847,102
	Cable & Satellite – 6.8%
323,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	5.00%	02/01/28	297,934
9,088,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	5.38%	06/01/29	8,279,836
4,567,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	6.38%	09/01/29	4,327,858
5,048,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	4,344,776
3,993,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.50%	08/15/30	3,363,572

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite (Continued)
$1,155,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.25%	02/01/31	$948,468
1,544,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	7.38%	03/03/31	1,536,079
2,370,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	1,508,897
667,000	CSC Holdings, LLC (a) (b)	11.25%	05/15/28	658,478
20,875,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	11,566,316
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	1,572,454
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	171,927
143,000	Directv Financing, LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	126,858
				38,703,453
	Casinos & Gaming – 4.2%
1,438,000	Boyd Gaming Corp. (a) (b)	4.75%	06/15/31	1,267,862
1,999,000	Caesars Entertainment, Inc. (a) (b)	4.63%	10/15/29	1,751,589
77,000	Caesars Entertainment, Inc. (a) (b)	7.00%	02/15/30	77,370
71,000	CDI Escrow Issuer, Inc. (a) (b)	5.75%	04/01/30	66,094
9,182,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a) (b)	6.75%	01/15/30	7,590,531
930,000	Light & Wonder (FKA Scientific Games International Inc) (a) (b)	7.50%	09/01/31	943,860
170,000	MGM Resorts International (b)	6.75%	05/01/25	170,435
582,000	MGM Resorts International (b)	5.75%	06/15/25	574,450
284,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (a) (b)	6.63%	03/01/30	250,604
2,694,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	2,413,555
1,624,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	3.50%	02/15/25	1,557,168
7,698,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	4.25%	12/01/26	7,259,011
60,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	3.75%	02/15/27	55,135
				23,977,664
	Commercial Printing – 0.2%
471,000	Multi-Color Corp. (LABL, Inc.) (a) (b)	10.50%	07/15/27	451,327
612,000	Multi-Color Corp. (LABL, Inc.) (a) (b)	9.50%	11/01/28	630,678
				1,082,005
	Construction & Engineering – 0.6%
3,855,000	Pike Corp. (a) (b)	5.50%	09/01/28	3,473,168
	Construction Materials – 0.9%
74,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	65,256
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	4,845,457
				4,910,713
	Consumer Finance – 0.6%
811,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	748,148
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	2,721,079
				3,469,227
	Diversified Support Services – 0.1%
300,000	Ritchie Bros. Auctioneers, Inc. (a) (b)	6.75%	03/15/28	304,050
300,000	Ritchie Bros. Auctioneers, Inc. (a) (b)	7.75%	03/15/31	310,656
				614,706
	Electric Utilities – 1.1%
5,275,000	PG&E Corp. (b)	5.00%	07/01/28	4,857,392
1,588,000	Vistra Operations Co., LLC (a) (b)	5.00%	07/31/27	1,494,957
				6,352,349

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electrical Components & Equipment – 0.1%
$333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	$279,355
	Environmental & Facilities Services – 0.3%
1,907,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	1,799,477
	Financial Exchanges & Data – 0.2%
1,538,000	MSCI, Inc. (a) (b)	3.25%	08/15/33	1,239,117
	Food Distributors – 0.1%
603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	550,914
	Health Care Equipment – 0.1%
652,000	Baxter International, Inc. (b)	1.32%	11/29/24	617,954
	Health Care Facilities – 6.7%
1,510,000	Acadia Healthcare Co., Inc. (a) (b)	5.00%	04/15/29	1,390,569
7,218,000	HCA, Inc. (b)	5.88%	02/15/26	7,232,880
569,000	HCA, Inc. (b)	5.38%	09/01/26	565,027
7,842,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	7,775,236
302,000	Tenet Healthcare Corp. (b)	4.88%	01/01/26	293,074
19,000,000	Tenet Healthcare Corp. (b)	6.25%	02/01/27	18,728,792
1,358,000	Tenet Healthcare Corp. (b)	5.13%	11/01/27	1,292,654
1,329,000	Tenet Healthcare Corp. (b)	4.63%	06/15/28	1,225,183
				38,503,415
	Health Care Services – 1.6%
1,994,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	1,712,155
551,000	DaVita, Inc. (a) (b)	3.75%	02/15/31	439,281
10,403,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	7,199,495
				9,350,931
	Health Care Supplies – 2.3%
9,847,000	Medline Borrower L.P. (a) (b)	3.88%	04/01/29	8,605,543
4,833,000	Medline Borrower L.P. (a) (b)	5.25%	10/01/29	4,296,614
				12,902,157
	Health Care Technology – 2.4%
6,527,000	AthenaHealth Group, Inc. (a) (b)	6.50%	02/15/30	5,674,580
397,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	352,546
7,520,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	7,489,218
				13,516,344
	Hotels, Resorts & Cruise Lines – 0.0%
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	263,828
	Household Products – 0.6%
1,121,000	Energizer Holdings, Inc. (a) (b)	6.50%	12/31/27	1,084,130
1,746,000	Energizer Holdings, Inc. (a) (b)	4.75%	06/15/28	1,543,563
650,000	Energizer Holdings, Inc. (a) (b)	4.38%	03/31/29	557,453
				3,185,146
	Human Resource & Employment Services – 0.1%
314,000	TriNet Group, Inc. (a) (b)	7.13%	08/15/31	316,091
	Independent Power Producers & Energy Traders – 0.4%
2,770,000	Calpine Corp. (a) (b)	5.13%	03/15/28	2,526,185

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Industrial Machinery & Supplies & Components – 1.1%
$6,597,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	$6,537,204
	Insurance Brokers – 14.3%
17,071,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	16,154,202
7,588,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	04/15/28	7,482,861
210,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	5.88%	11/01/29	184,117
19,462,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	17,483,061
8,980,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	8,898,953
13,689,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	11,908,143
2,092,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	1,843,081
1,211,000	GTCR AP Finance, Inc. (a) (b)	8.00%	05/15/27	1,198,339
7,908,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	7,900,299
4,934,000	HUB International Ltd. (a) (b)	5.63%	12/01/29	4,368,683
800,000	National Financial Partners Corp. (NFP) (a) (b)	6.88%	08/15/28	705,339
3,801,000	Ryan Specialty Group, LLC (a) (b)	4.38%	02/01/30	3,402,050
				81,529,128
	Integrated Telecommunication Services – 0.9%
61,000	Zayo Group Holdings, Inc. (a) (b)	4.00%	03/01/27	45,770
8,267,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	5,381,150
				5,426,920
	Interactive Media & Services – 1.3%
8,270,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	7,655,787
	Internet Services & Infrastructure – 1.5%
6,210,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	5,952,130
2,785,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	3.50%	03/01/29	2,396,417
				8,348,547
	Investment Banking & Brokerage – 0.2%
1,045,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	977,764
	IT Consulting & Other Services – 0.4%
613,000	CDK Global Inc. (Central Parent, Inc.) (a) (b)	7.25%	06/15/29	605,220
2,000,000	Gartner, Inc. (a) (b)	4.50%	07/01/28	1,867,033
				2,472,253
	Leisure Facilities – 0.0%
283,000	SeaWorld Parks & Entertainment, Inc. (a) (b)	5.25%	08/15/29	254,347
	Managed Health Care – 1.7%
6,806,000	Centene Corp. (b)	4.25%	12/15/27	6,373,058
2,577,000	MPH Acquisition Holdings, LLC (a) (b)	5.50%	09/01/28	2,190,796
1,296,000	MPH Acquisition Holdings, LLC (a) (b)	5.75%	11/01/28	972,227
				9,536,081
	Metal, Glass & Plastic Containers – 2.5%
903,000	Ball Corp. (b)	6.88%	03/15/28	917,479
4,227,000	Ball Corp. (b)	2.88%	08/15/30	3,461,776
5,419,000	Berry Global, Inc. (a) (b)	5.63%	07/15/27	5,316,980
75,000	Crown Americas, LLC (b)	5.25%	04/01/30	70,747

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metal, Glass & Plastic Containers (Continued)
$4,222,000	Owens-Brockway Glass Container, Inc. (a) (b)	7.25%	05/15/31	$4,265,064
				14,032,046
	Movies & Entertainment – 1.2%
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,252,287
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,443,150
394,000	WMG Acquisition Corp. (a) (b)	3.00%	02/15/31	321,626
				7,017,063
	Office Services & Supplies – 0.0%
163,000	Dun & Bradstreet Corp. (a) (b)	5.00%	12/15/29	146,438
	Paper & Plastic Packaging Products & Materials – 3.2%
12,810,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	11,185,052
6,200,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (a) (b)	4.00%	10/15/27	5,581,984
180,000	Pactiv, LLC (b)	7.95%	12/15/25	182,180
617,000	Sealed Air Corp. (a) (b)	6.13%	02/01/28	606,907
566,000	Sealed Air Corp. (a) (b)	5.00%	04/15/29	525,738
				18,081,861
	Personal Care Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,317,791
	Research & Consulting Services – 1.0%
973,000	Clarivate Analytics PLC (Camelot) (a) (b)	3.88%	07/01/28	858,352
6,126,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	5,013,518
				5,871,870
	Restaurants – 0.9%
5,088,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,092,579
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	1,861,640
	Specialized Consumer Services – 1.3%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,801,222
4,932,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,605,580
				7,406,802
	Specialized Finance – 0.2%
1,149,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	4.50%	09/15/26	896,670
	Specialty Chemicals – 1.6%
9,754,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	9,063,796
	Systems Software – 5.5%
2,724,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	2,728,765
1,931,000	Gen Digital, Inc. (a) (b)	7.13%	09/30/30	1,946,159
1,000,000	Oracle Corp. (b)	6.15%	11/09/29	1,041,497
1,000,000	Oracle Corp. (b)	6.25%	11/09/32	1,047,024
1,796,000	Oracle Corp. (b)	6.50%	04/15/38	1,895,808
22,995,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	22,157,984
652,000	VMware, Inc. (b)	1.00%	08/15/24	623,357
				31,440,594
	Trading Companies & Distributors – 1.8%
1,035,000	SRS Distribution, Inc. (a) (b)	6.13%	07/01/29	900,920

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors (Continued)
$3,884,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	$3,324,976
5,952,000	United Rentals, Inc. (a) (b)	6.00%	12/15/29	5,920,890
				10,146,786
	Total Corporate Bonds and Notes			509,270,879
	(Cost $557,875,693)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 21.8%
	Application Software – 8.6%
707,558	Applied Systems, Inc., 2026 Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor (b)	9.74%	09/18/26	711,149
3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 7.75%, 1.00% Floor (b)	13.18%	07/30/28	3,527,615
8,631,755	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor (b)	9.34%	10/01/27	8,513,068
4,408,904	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor (b)	9.45%	12/01/27	4,414,437
6,414,323	Informatica Corporation, Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor (b)	8.20%	10/29/28	6,417,338
3,131,932	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2020 June New Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 1.00% Floor (b)	9.20%	09/15/24	3,137,146
8,877,441	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor (b)	11.58%	02/23/29	7,785,516
1,876,576	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor (b)	9.20%	09/13/24	1,879,982
111,260	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (b)	10.09%	04/01/28	109,208
5,813,300	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (b)	10.27%	08/31/27	3,776,843
1,334,014	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor (b)	7.18%	05/30/25	1,337,162
3,538,182	RealPage, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor (b)	11.95%	04/22/29	3,563,233
1,196,962	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor (b)	8.62%	05/03/26	1,198,632
2,675,976	Ultimate Kronos Group (UKG, Inc.), Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor (b)	9.22%	05/03/26	2,680,017
				49,051,346
	Cable & Satellite – 0.3%
1,546,450	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor (b)	7.67%	07/17/25	1,494,257
	Education Services – 0.0%
142,291	Ascensus Holdings, Inc. (Mercury), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	12.03%	08/02/29	134,999
	Electric Utilities – 0.5%
2,984,616	PG&E Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor (b)	8.45%	06/23/25	2,986,899

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments – 0.5%
$2,929,026	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor (b)	9.65%	08/20/25	$2,721,021
	Health Care Facilities – 0.4%
2,436,864	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor (b)	8.33%	03/08/27	2,440,922
	Health Care Technology – 6.6%
2,551,979	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor (b)	9.70%	12/16/25	2,418,919
9,344,060	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor (b)	9.45%	10/23/26	9,359,664
17,740,413	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor (b)	9.45%	08/27/25	17,759,395
7,971,906	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor (b)	8.95%	09/30/26	7,987,252
				37,525,230
	Hotels, Resorts & Cruise Lines – 0.2%
875,033	Four Seasons Holdings, Inc., 2023 Repricing Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor (b)	7.93%	11/30/29	877,312
	Industrial Machinery & Supplies & Components – 0.2%
1,327,077	Filtration Group Corporation, 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor (b)	9.70%	10/21/28	1,332,465
	Insurance Brokers – 3.1%
6,486,925	HUB International Ltd., 2023 Refinancing Term Loan B-5, 3 Mo. CME Term SOFR + 4.25%, 0.75% Floor (b)	9.58%	06/20/30	6,515,662
941,423	HUB International Ltd., Term Loan B4, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor (b)	9.37%	11/10/29	944,276
5,349,683	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor (b)	8.43%	09/01/27	5,361,398
5,164,108	USI, Inc. (fka Compass Investors Inc.), 2021 New Term Loans, 3 Mo. LIBOR + 3.25%, 0.00% Floor (b)	8.79%	12/02/26	5,173,791
				17,995,127
	Integrated Telecommunication Services – 0.1%
451,969	Altice France S.A., Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	9.63%	08/14/26	426,546
61,000	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor (b)	8.45%	03/09/27	49,041
				475,587
	Security & Alarm Services – 0.1%
726,880	Garda World Security Corp., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor (b)	9.67%	10/30/26	727,465
	Specialized Finance – 0.3%
1,651,014	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 1.00% Floor (b)	9.45%	01/08/27	1,638,632
	Systems Software – 0.3%
1,812,658	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor (b)	9.20%	10/02/25	1,814,326

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Wireless Telecommunication Services – 0.6%
$3,528,457	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor (b)	7.19%	04/11/25	$3,533,573
	Total Senior Floating-Rate Loan Interests			124,749,161
	(Cost $127,646,307)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 9.0%
	Application Software – 1.9%
1,721,000	ION Trading Technologies S.A.R.L. (a) (b)	5.75%	05/15/28	1,512,005
1,162,000	Open Text Corp. (a) (b)	6.90%	12/01/27	1,178,390
6,881,000	Open Text Corp. (a) (b)	3.88%	02/15/28	6,129,902
2,108,000	Open Text Corp. (a) (b)	3.88%	12/01/29	1,789,769
				10,610,066
	Automotive Parts & Equipment – 0.3%
1,971,000	Clarios Global LP (Power Solutions) (a) (b)	8.50%	05/15/27	1,994,538
	Building Products – 0.2%
973,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	935,441
	Data Processing & Outsourced Services – 0.8%
5,748,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	4,877,552
	Environmental & Facilities Services – 1.1%
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	450,783
3,000,000	GFL Environmental, Inc. (a) (b)	5.13%	12/15/26	2,905,681
1,300,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	1,161,703
1,686,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	1,528,960
				6,047,127
	Integrated Telecommunication Services – 1.4%
1,110,000	Altice France S.A. (a) (b)	10.50%	05/15/27	603,291
2,511,000	Altice France S.A. (a) (b)	5.50%	01/15/28	1,883,994
1,000,000	Altice France S.A. (a) (b)	5.13%	01/15/29	713,893
4,590,000	Altice France S.A. (a) (b)	5.13%	07/15/29	3,248,925
1,959,000	Altice France S.A. (a) (b)	5.50%	10/15/29	1,416,789
				7,866,892
	Metal, Glass & Plastic Containers – 0.2%
1,404,000	Trivium Packaging Finance B.V. (a) (b)	5.50%	08/15/26	1,325,803
	Restaurants – 2.1%
14,344,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	12,164,446
	Security & Alarm Services – 0.0%
93,000	Garda World Security Corp. (a) (b)	7.75%	02/15/28	92,402
	Trading Companies & Distributors – 1.0%
2,721,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	7.88%	05/01/27	2,465,267
3,858,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	6.38%	02/01/30	3,168,970
				5,634,237
	Total Foreign Corporate Bonds and Notes			51,548,504
	(Cost $56,069,002)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (e) (f) (g)	$149,167
	(Cost $2,534,056)
MONEY MARKET FUNDS – 0.5%
2,990,266	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.21% (b) (h)	2,990,266
	(Cost $2,990,266)
	Total Investments – 120.4%	688,707,977
	(Cost $747,115,324)
	Outstanding Loan – (21.9)%	(125,000,000)
	Net Other Assets and Liabilities – 1.5%	8,328,769
	Net Assets – 100.0%	$572,036,746

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2023, securities noted as such amounted to $484,444,985 or 84.7% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(g)	Non-income producing security.
(h)	Rate shown reflects yield as of August 31, 2023.

Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2023 is as follows:
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 509,270,879	$ —	$ 509,270,879	$ —
Senior Floating-Rate Loan Interests*	124,749,161	—	124,749,161	—
Foreign Corporate Bonds and Notes*	51,548,504	—	51,548,504	—
Common Stocks*	149,167	—	149,167	—
Money Market Funds	2,990,266	2,990,266	—	—
Total Investments	$ 688,707,977	$ 2,990,266	$ 685,717,711	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of August 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$0.68	$2,534,056	$149,167	0.03%